Deposits - Additional Information (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Deposits Liabilities Balance Sheet Reported Amounts [Line Items]
Other time deposits	$ 169,300,000	$ 200,200,000
Deposits of directors, members of senior management and their affiliates	4,400,000
Average daily clearings	6,100,000
Deposit with overdraft status	248,000	384,000
Brokered and CDARS Deposits	731,308,000	762,997,000
Brokered Deposits [Member]
Schedule Of Deposits Liabilities Balance Sheet Reported Amounts [Line Items]
Brokered and CDARS Deposits	$ 37,100,000	$ 46,300,000